111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  April 15, 2024

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Active Exchange Traded Funds Trust (the “Trust”), on behalf of MFS® Active Core Plus Bond ETF, MFS® Active Growth ETF, MFS® Active International ETF, MFS® Active Intermediate Muni Bond ETF, and MFS® Active Value ETF (the “Funds”); Initial Registration Statement on Form N-1A

Ladies and Gentlemen:

 Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, including Inline XBRL, please find an initial Registration Statement of the Trust on Form N-1A (the “Registration Statement”).

 The Registration Statement is being filed for the purpose of registering shares of the Funds, each a series of the Trust (a newly created Massachusetts business trust).

 Please note that the references "TBU" and/or "report does not exist" that appear in the Registration Statement will be replaced with the appropriate required information in a future amendment to the Registration Statement.

 If you have any questions concerning the foregoing, please call the undersigned at 617-954-5843 or Allison Frebowitz at 617-954-5115.

  Sincerely,

  BRIAN E. LANGENFELD

  Brian E. Langenfeld

  Vice President and Managing Counsel